Long-term Investments, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
LONG-TERM INVESTMENTS, NET [Abstract]
Equity investments	$ 4,630	$ 3,173
Investments in debt securities	0	1,965
Total	$ 4,630	$ 5,138